Consolidated Statements of Operations - USD ($) shares in Millions, $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Profit or loss [abstract]
Sales (including 9,744 , 10,519 and 5,142 of sales to related parties for 2022, 2021 and 2020 respectively)	$ 79,844	$ 76,571	$ 53,270
Cost of sales (including 2,300 , 1,873 and 1,151 of purchases from related parties for 2022, 2021 and 2020, respectively)	67,309	57,337	49,138
Gross margin	12,535	19,234	4,132
Selling, general and administrative expenses	2,263	2,258	2,022
Operating income	10,272	16,976	2,110
Income from investments in associates, joint ventures and other investments	1,317	2,204	234
Financing costs - net	(334)	(1,155)	(1,256)
Income before taxes	11,255	18,025	1,088
Income tax expense	1,717	2,460	1,666
Net income (loss) (including non-controlling interests)	9,538	15,565	(578)
Net income (loss) attributable to equity holders of the parent	9,302	14,956	(733)
Net income attributable to non-controlling interests	$ 236	$ 609	$ 155
Earnings (loss) per common share (in U.S. dollar)
Basic (USD per share)	$ 10.21	$ 13.53	$ (0.64)
Diluted (USD per share)	$ 10.18	$ 13.49	$ (0.64)
Weighted average common shares outstanding (in millions)
Basic (in shares)	911	1,105	1,140
Diluted (in shares)	914	1,108	1,140